INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	$ 119,180,000
Telecom | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	45,674,000
Micro Sistemas | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	240,000
Micro Sistemas | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	3,424,000
Micro Sistemas | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	17,646,000
Micro Sistemas | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	51,131,000
Ubiquo | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	242,000
Ubiquo | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	57,000
PEM | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	29,000
Manda | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	393,000
AVC | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	3,000
AVC | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	37,000
AVC | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	130,000
AVC | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	71,000
Cable Imagen | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	6,000
Cable Imagen | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	16,000
Cable Imagen | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	50,000
Cable Imagen | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	31,000
Telecom Argentinas
DEFERRED INCOME TAX ASSETS/LIABILITIES
Carryforwards not recognized	344,000
Tax carryforward	119,180,000
Telecom Argentinas | Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Deferred tax asset from tax loss carryforward	$ (41,560,000)